Settlement and Asset Abandonment (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2023	May 07, 2020	Apr. 30, 2020	Feb. 29, 2020
Statement [Line Items]
Cash paid		$ 264,660	$ 240
Settlement Agreement [Member]
Statement [Line Items]
Cash paid				$ 99,247	$ 165,413
Loss on settlement of legal claims	$ 264,660
Initial closing date					80.00%
Second closing date				20.00%